FIRST INVESTORS SERIES FUND II, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126



                                 CERTIFICATION

            Pursuant to Rule 497(j) of the Securities Act of 1933, First Investors Series Fund II, Inc. (1933 Act File No. 33-46924; 1940 Act File No. 811-6618) ("Registrant") hereby certifies (a) that the form of the Statement of Additional Information used with respect to First Investors Focused Equity Fund does not differ from that contained in Post-Effective Amendment No. 19 ("Amendment No. 19") to the Registrant's Registration Statement and (b) that Amendment No. 19 was filed with the Securities and Exchange Commission electronically.





Dated:      March 22, 1999          By:   /s/ C. Durso
                                          ------------------------------------
                                          Concetta Durso
                                          Vice President